Mineral Stream Interests - Additional Information (Detail) $ in Millions			6 Months Ended
		Jan. 17, 2022 USD ($) UNIT_OZ	Jun. 30, 2022 USD ($) oz	Jun. 30, 2022 CAD ($) oz	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 21, 2022 USD ($) UNIT_OZ	Feb. 28, 2022 USD ($)	Feb. 08, 2022 USD ($) UNIT_OZ	Jan. 26, 2022 USD ($) UNIT_OZ $ / oz	Jan. 26, 2022 CAD ($) UNIT_OZ $ / oz	Apr. 15, 2021 USD ($)	Nov. 05, 2020
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid	[1]		$ 44,602,000
Upfront cash consideration to be paid	[1],[2]		323,750,000
Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid								$ 4,000,000				$ 34,000,000
Additional cash consideration For Precious Metal Purchase Agreement							$ 65,000,000
Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid					$ 16,000,000	$ 20
Upfront cash consideration to be paid			$ 16,000,000	$ 20						$ 192,000,000	$ 240
Silver [member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			100.00%	100.00%
Percentage of metal production at the mine which WPM is entitled to after step down			50.00%	50.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz			2,150,000	2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL			22.00%	22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Silver [member] | Marmato [member] | Amended Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased							100.00%
Percentage of metal production at the mine which WPM is entitled to after step down							50.00%
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ							2,150,000
Silver [member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased		75.00%	75.00%	75.00%
Percentage of metal production at the mine which WPM is entitled to after step down		50.00%
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ		4,600,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Silver [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			0.00%	0.00%
Silver [member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			0.00%	0.00%
Gold [member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			10.50%	10.50%									6.50%
Percentage of metal production at the mine which WPM is entitled to after step down			3.25%	3.25%									3.25%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL			22.00%	22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Gold ounces to be delivered before entitlement step down takes effect | UNIT_OZ							190,000
Additional cash consideration For Precious Metal Purchase Agreement							$ 65,000,000
Additional cash consideration paid to date							$ 15,000,000
Gold [member] | Marmato [member] | Amended Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased							10.50%
Upfront cash consideration paid							$ 53,000,000
Percentage of metal production at the mine which WPM is entitled to after step down							5.25%
Upfront cash consideration to be paid							$ 175,000,000
Gold ounces to be delivered before entitlement step down takes effect | UNIT_OZ							310,000
Gold [member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased		50.00%	50.00%	50.00%
Percentage of metal production at the mine which WPM is entitled to after step down		33.00%
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ		145,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Gold [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			100.00%	100.00%						100.00%	100.00%
Percentage of metal production at the mine which WPM is entitled to after step down										67.00%	67.00%
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ										150,000	150,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Gold [member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			4.15%	4.15%					4.15%
Number of ounces to be delivered before first step down in entitlement percentage			130,000	130,000					130,000
Percentage of production to be purchased after first step down			2.15%	2.15%					2.15%
Number of ounces to be delivered before second step down in entitlement percentage			200,000	200,000					200,000
Percentage of production to be purchased after second step down			1.50%	1.50%					1.50%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL									22.00%
Upfront cash consideration to be paid			$ 125,000,000						$ 125,000,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Per ounce cash payment as a percentage of the spot price of metal delivered									18.00%
Gold And Silver [Member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		22.00%
Upfront cash consideration to be paid		$ 175,500,000	$ 175,500,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Upfront cash consideration available for advance pre construction		$ 13,000,000	13,000,000
Cash consideration that will be paid to support certain local community development initiatives		$ 500,000	$ 500,000
Platinum [Member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			0.00%	0.00%
Platinum [Member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			0.00%	0.00%
Platinum [Member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			22.00%	22.00%						22.00%	22.00%
Percentage of metal production at the mine which WPM is entitled to after step down										15.00%	15.00%
Number of ounces to be delivered before first step down in entitlement percentage | $ / oz										120,000	120,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Platinum [Member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			0.00%	0.00%
Gold And Platinum [Member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL										22.00%	22.00%
Upfront cash consideration to be paid											$ 240
Per ounce cash payment as a percentage of the spot price of metal delivered										18.00%	18.00%

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.